Fair Value Measurements	3 Months Ended
Jan. 31, 2013
Fair Value Disclosures [Text Block]

4.         FAIR VALUE MEASUREMENTS

ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  In accordance with ASC 820, we have categorized our financial assets, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded in the accompanying condensed consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 - Financial assets and liabilities whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset and liabilities.  We do not currently have any Level 3 financial assets.

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 1,713,353	$ -	$ -	$ 1,713,353
Videocon Industries Limited global depository receipts	5,730,583	-	-	5,730,583
Total financial assets	$ 7,443,936	$ -	$ -	$ 7,443,936

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 339,693	$ -	$ -	$ 339,693
U.S. government securities - Cash and cash equivalents	-	500,000	-	500,000
Videocon Industries Limited global depository receipts	4,728,367	-	-	4,728,367
Total financial assets	$ 5,068,060	$ 500,000	$ -	$ 5,568,060

We did not have any financial liabilities that were required to be measured at fair value on a recurring basis as of October 31, 2012.  The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Derivative liability	$ -	$ -	$ 1,180,000	$ 1,180,000

            The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

For the Three Months Ending January 31, 2013
Beginning balance	$-
Aggregate fair value of bifurcated conversion feature issued	1,180,000
Change in fair value of bifurcated conversion feature	-
Ending balance	$1,180,000

The bifurcated conversion feature is accounted for as a derivative liability and is measured at fair value using a Monte Carlo simulation model and is classified within Level 3 of the valuation hierarchy.

The significant assumptions and valuation methods that the Company used to determine fair value and the change in fair value of the Company’s derivative financial instrument are discussed in Note 2 (Convertible Debentures). The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Principal Financial Officer with support from the Company’s consultants.

In accordance with the provisions of ASC 815, the Company presents the bifurcated conversion feature liability at fair value in its condensed consolidated balance sheet, with the corresponding changes in fair value, if any, recorded in the Company’s condensed statements of operations for the applicable reporting periods.  As disclosed in Note 2, the Company computed the fair value of the derivative liability at the date of issuance and the reporting date of January 31, 2013 using the Monte Carlo simulation model.

The Company developed the assumptions that were used as follows: The stock price on the valuation date of the Company’s common stock was derived from the trading history of the Company’s common stock.  The stock premium for liquidity was computed as the premium required to adjust for the effect of the additional time that it would be expected to take for the market to absorb the converted shares and warrant exercises, given the Company’s current trading volume.  The term represents the remaining contractual term of the derivative; the volatility rate was developed based on analysis of the Company’s historical volatility;  the risk free interest rate was obtained from publicly available US Treasury yield curve rates; the dividend yield is zero because the Company has not paid dividends and does not expect to pay dividends in the foreseeable future.

Our non financial assets that are measured on a non-recurring basis include our property and equipment which are measured using fair value techniques whenever events or changes in circumstances indicate a condition of impairment exists.  The estimated fair value of accounts payable and accrued liabilities approximates their individual carrying amounts due to the short term nature of these measurements.  It is impractical to determine the fair value of the loan receivable and loan payable to the related party given the nature of these loans.  The convertible debentures have been reported net of the discount for the beneficial conversion features and related warrants.  Cash and cash equivalents are stated at carrying value which approximates fair value.  These assets and liabilities were not presented in the preceding table.